Cover Page	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-40889
Entity Registrant Name	TRICON RESIDENTIAL INC.
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	6510
Entity Address, Address Line One	7 St. Thomas Street,
Entity Address, Address Line Two	Suite 801
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5S 2B7
City Area Code	416
Local Phone Number	925-7228
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	TCN
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding (in shares)	272,773,225
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Entity Central Index Key	0001584425
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	1180 Avenue of the Americas,
Entity Address, Address Line Two	Suite 210,
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036-8401
City Area Code	800
Local Phone Number	927-9800
Contact Personnel Name	Corporation Service Company